Acquisitions and Other Transactions - Gold Stream on SolGold plc's Cascabel Copper-Gold Project (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 01, 2026 oz	Jul. 15, 2024 USD ($) item oz	Jul. 14, 2024 USD ($)	Feb. 28, 2026	Dec. 31, 2025	Mar. 04, 2026 oz	Jul. 17, 2025 item
Cascabel
Disclosure of detailed information about business combination [line items]
Remaining commitment funding		$ 239,200	$ 478,300
SolGold
Disclosure of detailed information about business combination [line items]
Maximum contribution towards acquisition		$ 750,000
Number of payments for pre- construction funding | item		3
Number of additional staged deposits payable | item		2
Percentage of gold produced to be delivered until the threshold is met		14.00%
Deliveries of ounces of refined gold threshold | oz		525,000
Percentage of gold produced for the remaining mine life		8.40%
Percentage of spot gold price pay		20.00%
Period for completion under option to buy-down		5 years
Buy back percentage of net smelter return		15.00%
Terms of arrangement of joint acquisitions (years)		3 years
SolGold | Osisko
Disclosure of detailed information about business combination [line items]
Maximum contribution towards acquisition		$ 225,000
SolGold | Franco-Nevada (Barbados) Corporation ("FNBC")
Disclosure of detailed information about business combination [line items]
Maximum contribution towards acquisition		525,000
Pre- construction funding		70,000
Upfront deposit		23,400
Amount payable upon completion of development milestone deposit		23,300
Amount payable towards construction		$ 455,000
SolGold | Change in control within three years from closing
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down		3 years
Option to buy back of NSR (as a percent)		50.00%
SolGold | Change in control within two years from closing
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down		2 years
Option to buy back of NSR (as a percent)		33.33%
SolGold | Acquisition of gold stream | Franco-Nevada (Barbados) Corporation ("FNBC")
Disclosure of detailed information about business combination [line items]
Number of payments for pre- construction funding | item							3
Cascabel Gold Stream And Net Smelter Return , Ecuador | Acquisition of gold stream
Disclosure of detailed information about business combination [line items]
Percentage of Stream Buyback Exercised	50.00%			50.00%	50.00%
Percentage Of Gold Produced In Concentrate Until Threshold Ounces Delivered	7.00%					7.00%
Ounces Of Gold Delivered Under Initial Threshold | oz	262,500					262,500
Percentage Of Gold Produced In Concentrate For Remaining Life	4.20%					4.20%